Exhibit 99.2 Schedule 7

Loan Level Exceptions
Run Date - 3/8/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
4EAVBTTJM4R	XX			XX		3	1	3	1	1	1	1	1			*** (CURED) Final Application is missing - EV R COMMENT: The file is missing the Business Purpose Loan Application and Certification of Beneficial Owner(s).
ZV5Q4OHG2JH	XX			XX		1	1	1	1	1	1	1	1
UP30ZZWZRIX	XX			XX		1	1	1	1	1	1	1	1
0VFHDZ5HTDE	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Guarantor 1 Backround Check Not CLEAR - EV 2
COMMENT:   The file is missing the background report for the individual guarantor.
*** (OPEN) Tax Returns - EV 2
															COMMENT: The file is missing the 2 year's Filed Federal Tax Returns, including all K-1s and statements, and personal tax returns. Tax extensions not available for 4506-C. The file included an approved exception.	*** (CURED) Valid ID - Missing - EV R COMMENT: The file is missing evidence the guarantors drivers license is current.
KYUN1EGZIU3	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guarantor, XX credit score is 677, which is less than the minimum required of 680. Additionally, the credit report reflected late payments over 2 years ago. The file included an approved exception.	*** (CURED) Missing Documentation - EV R
																COMMENT: The credit report for XX has a fraud alert for seven years beginning 11.xx.2021. The file did not include proof the borrower was contacted prior to extension of credit.
2G4BJMHQASW	XX			XX		3	1	3	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The updated approval is incomplete. The updated renewal approval is missing the approved by and approval date.
RKFXPCZFL2M	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Doc - EV 2
COMMENT: Missing Certificate of good standing dated 60 days prior to funding. Required for all loans > $2MM in all states except California. The sponsor is closing loans in New York state	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The policy requires two months of bank statements dated within 90 days for personal and borrowing entity statements. The bank statements provided do not meet the 90 day requirement  of the approval date of 12.xx.2023, as the bank statements are dated 7.xx.2023 and 8.xx.2023

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a background check to be updated for each renewal. The loan file is missing a copy of the background check for the guarantor(s) and for the sponsor.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. The loan file does not contain a copy of the current driver's license.
EVV1RMHDJPM	XX			XX		1	1	1	1	1	1	1	1
OGO5LAUNOIJ	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Asset do not meet guidelines - EV 2
COMMENT:   The policy requires two months of bank statements dated within 90 days of approval date. The loan file contain only one month of bank statements for all accounts dated 6.XX.2023.

*** (OPEN) Missing from file  - EV 2
COMMENT: The policy requires background checks on the personal and sponsor guarantors. The loan file is missing a copy of the background check for XX (personal) and XX (sponsor).	*** (CURED) Missing Documentation - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. The loan file does not contain a copy of the current driver's license.
Z5U0VP0NFEO	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. The loan file does not contain a copy of the current driver's license.
FWNG33KAEN2	XX			XX		1	1	1	1	1	1	1	1
L2SWXBXXLT5	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Missing Certificate of good standing dated 60 days prior to funding. Required for all loans > $2MM in all states except California. The sponsor is closing loans in North Carolina state.
ULENWVY4ERT	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing from file - EV R
COMMENT:   The Sponsor approval is not approved or dated by the underwriter.

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis).  The file did not include the Profitability Analysis Calculation.

*** (CURED) Missing Documentation - EV R
																COMMENT: The policy requires a background check to be updated for each renewal. The loan file is did not include any copy of background checks for entity(s) and guarantees.
UGQAL502XBQ	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Missing Certificate of good standing dated 60 days prior to funding. Required for all loans > $2MM in all states except California. The sponsor is closing loans in Florida state.
UIXYCMVUH25	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a background check to be updated for each renewal. The loan file is missing a copy of the background check for XX, and  XX.

*** (CURED) Missing Doc - EV R
COMMENT:   Missing Certificate of good standing dated 60 days prior to funding.  Required for all loans > $2MM in all states except California.  The sponsor is closing loans in Arizona state.

*** (CURED) missing documents  - EV R
COMMENT:   The policy requires a Personal Financial Statement. The file included a PFS for XX; however, it was not signed or dated.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. The loan file does not contain a copy of the current driver's license for XX and XX
HK0LAIVONSZ	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing Certificate of good standing dated 60 days prior to funding.  Required for all loans > $2MM in all states except California.  The sponsor is closing loans in Arizona state.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. The loan file does not contain a copy of the current driver's license.
BAZGMNSEODR	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Missing Certificate of good standing dated 60 days prior to funding. Required for all loans > $5MM in the state of California. The sponsor is closing loans in California state.
4CZO54K5W3P	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The file is a missing background check for the sponsor XX.

*** (CURED) Lender Approval - EV R
																COMMENT: The Sponsor approval is not approved or dated by the underwriter.
0RFCDGRLYG1	XX			XX		1	1	1	1	1	1	1	1
LUHOXYXX4KW	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
																COMMENT: The policy requires a Business Purpose Loan Application and Certification of Beneficial Owner’s for the new borrowing entity only. The loan file is missing a copy of the loan application for XX.
2NRSJNFES3M	XX			XX		1	1	1	1	1	1	1	1
RWH1OLZI2H2	XX			XX		1	1	1	1	1	1	1	1
X3UFAAHO3Y0	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
																COMMENT: The policy requires two months of bank statements for the borrowing entity and related corporate entities. The loan file is missing two months bank statements for the borrowing entity XX. The loan file contains two months personal and two months business bank statements for XX.
JQ4FRJRXINE	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Lender Approval - EV R
																COMMENT: The Sponsor approval in the RENEWAL Jan 2024 loan file is dated 1.xx.2023. The renewal documents provided are all dated at the end of the year of 2023 [credit and background 12.xx.2023, bank statements 11.xx.2023, 12.xx.2023, and PFS is dated 1.xx.2024]. It appears the loan approval has the incorrect year and should be dated 1.xx.2024.
4ROVNYVYYIL	XX			XX		1	1	1	1	1	1	1	1
2PNNCG11JM4	XX			XX		1	1	1	1	1	1	1	1
MNKP3U2GVGZ	XX			XX		1	1	1	1	1	1	1	1
D1IMRJ5TWBN	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Tax Returns - EV R
COMMENT:   The policy indicates updated corporate financial statements are required for sponsor renewal/reviews. The approval does indicate there were sponsor audited financials provided and were reviewed; however, the loan file is missing a copy of these audited sponsor financials.

*** (CURED) Missing Documentation - EV R
																COMMENT: The policy requires updated background checks for sponsor renewals. The background checks have not updated since 7.xx.2020 for the sponsor. The loan file is missing updated background checks.
RGKBDTMIT1M	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The policy requires two months of bank statements dated within 90 days of approval date for the personal guarantor and the borrowing entity. The loan file contains an Express Liquidity spreadsheet dated 1.xx.2024, which indicates assets dated 12.xx.23 were reviewed. The borrowing entity with XX accounts #XX, #XX, #XX, and for the personal guarantor XX accounts #XX, #XX. In addition, assets from a sale of property located at XX on 1.xx.2024. The HUD is documented in the file for the sale of property; however, the loan file is missing the actual two months bank statements indicated on the spreadsheet for the personal guarantor and borrowing entity.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired (as of 10.xx.2022). The loan file does not contain a copy of the current driver's license.
OWSYLK5VRMW	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires 2 years of filed tax returns for the guarantor and borrowing entity. The loan file does contain copies of the 2022 personal tax returns for XX (also includes 2021 for Sid). The loan file is missing the 2021 personal tax returns for XX. The file does contain 2021 extensions only. The loan file contains 2022 business tax returns for XX (2021 are in zip folder), XX (which was started 8/XX/2021). The other borrowing entity XX was formed 2.xx.2022. The loan file does not contain any business tax returns for the Sponsor XX.

*** (CURED) Lender Approval - EV R
																COMMENT: The loan file is missing a loan approval for the sponsor renewal (dated by the underwriter). The loan file does not contain any updated background or credit reports; therefore, using the previous reports from last renewal, which begin to expire on 2.xx.2024. It should be noted, the loan file does contain a Sponsor Renewal Needs List email where it indicates credit may require additional items for the renewal.
4HZ40CKXD3R	XX			XX		1	1	1	1	1	1	1	1
V2SRRIDJFY1	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The policy requires a Business Purpose Loan Application and Certification of Beneficial Owner’s for the new borrowing entity only. The loan file is missing a copy of the loan application for XX.

*** (CURED) Missing LLC / Entity Documents - EV R
COMMENT:   The policy requires the new borrowing Entity Documents (Operating Agreement, By-Laws, LP Agreement, Filed Articles, Foreign Registration, EIN Letter). The loan file is missing the other documents for XX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a background check to be updated for each renewal. The loan file is missing a copy of the background check for the new borrowing entity XX.

*** (CURED) Lender Approval - EV R
																COMMENT: The loan file is missing a Sponsor approval signed or dated by the underwriter.
KLPKGI4UFKV	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The policy requires two months of bank statements dated within 90 days of loan approval for personal and borrowing entity guarantor(s). The loan file is missing bank statements for personal and borrowing entity guarantor(s).

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires Effective October 1, 2021 an income verification 4506-C form to be completed and executed by the personal guarantor and borrowing entity.  The file is missing the executed 4506-C forms.

*** (CURED) Credit score not provided - EV R
COMMENT:   The policy requires current credit reports for personal guarantor(s). The loan file is missing credit reports.

*** (CURED) Lender Approval - EV R
COMMENT:   The loan file is missing a Sponsor approval for the current renewal. The loan file does contain a sponsor origination approval that is dated 9/2021. The loan file contains a XX and XX KYC checklist dated 3/XX/2023 indicating the borrowing entity is XX, which was used to determine the loan file is missing the current sponsor approval.

*** (CURED) Missing Doc - EV R
COMMENT:   The policy requires a Personal Financial Statement and Schedule of Real Estate Owned within 6 months of approval. The file did not include the PFS and SREO within 6 months.

*** (CURED) Tax Returns - EV R
																COMMENT: The policy requires 2 years of filed tax returns for the guarantor and borrowing entity. The loan file is missing current two year tax returns guarantor(s) and the borrowing entity.
BYJSQPB0KNH	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT: The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis). The file did not include the CLBP & Profitability Calculation.	*** (CURED) Missing Doc - EV R
																COMMENT: Missing Certificate of good standing dated 60 days prior to funding. Required for all loans > $5MM in the state of California. The sponsor is closing loans in California state.
JQBB31EPU15	XX			XX		1	1	1	1	1	1	1	1
5XPVMOLASUV	XX			XX		3	1	3	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The final approval is incomplete. The final approval is missing the approval date and approved by information.
SBEX4WLDXN5	XX			XX		1	1	1	1	1	1	1	1
MC0X4Z21ESY	XX			XX		1	1	1	1	1	1	1	1
PY5H0NLCGJP	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The policy requires a minimum credit score of 680. The borrower has a middle score of 655. The file included an approved exception confirming the lower credit score driven by balances and recent inquiries, and not by foreclosure or past due credit lines.	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The policy requires two months of bank statements dated within 90 days for personal and corporate statements.  The most recent approval is dated 8.xx.2023, and the statements provided are dated 4.xx.2022 and 5.xx.2023.  The April statements are dated 102 days from approval

*** (CURED) Tax Returns - EV R
COMMENT:   The policy requires 2 year's Filed Federal Tax Returns, including all K-1s and statements.  Additionally, the policy requires Effective October 1, 2021 an income verification 4506-C form to be completed and executed by the personal and corporate Guarantor.  The file is missing corporate and personal tax returns along with the executed 4506-C.

*** (CURED) Missing Documentation - EV R
																COMMENT: The policy requires the most recent year end entity historical balance sheet and income statements and most recent quarterly interim balance sheet and income statements. The file did not include the balance sheets.
TK0H2DVU45H	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis).  The file did not include the Profitability Calculation.

*** (CURED) Missing Doc - EV R
																COMMENT: Missing Certificate of good standing dated 60 days prior to funding. Required for all loans > $5MM in the state of California. The sponsor is closing loans in California state.
2QZSNIGTA3F	XX			XX		1	1	1	1	1	1	1	1
V50Q3QCH1VE	XX			XX		1	1	1	1	1	1	1	1
D4NWEGFXIAK	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Missing Certificate of good standing dated 60 days prior to funding. Required for all loans > $5MM in the state of California. The sponsor is closing loans in California state. The loan file contains a active status dated 3.xx.22 which is outside of the 60 days for XX.
ELQP5N0D5YH	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
																COMMENT: Missing Certificate of good standing dated 60 days prior to funding. Required for all loans > $5MM in the state of California. The sponsor is closing loans in California state.
H4VTWAZ4VSI	XX	XX	3	2	3	1	1	2	1	1	XX	*** (CURED) Missing Documentation - EV R
																COMMENT: The policy requires Effective October 1, 2021 an income verification 4506-C form to be completed and executed by the personal and corporate Guarantor. The file is missing the executed 4506-C forms.
YQ4FO2TJW3V	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The policy requires two months of bank statements for personal and corporate statements. The loan file contained one month bank statements. The UW Worksheet did indicate the CRM approved the use of one month bank statements; however, the loan file does not contain a copy of that exception.

*** (OPEN) Missing Doc - EV 2
															COMMENT: The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis). The file did not include the CLBP & Profitability Calculation.
SEKSXIZCZWM	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires Entity Documents (Operating Agreement, By-Laws, LP Agreement, Filed Articles, Foreign Registration, EIN Letter).  The file did not include the entity documents.

*** (CURED) Missing from file  - EV R
																COMMENT: The file is missing the background report for Virginia Sell Now.
EET3TMBWGYR	XX			XX		1	1	1	1	1	1	1	1
JSHPEBVLM4W	XX			XX		1	1	1	1	1	1	1	1
WPPZSVKSPH2	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires two months of bank statements dated within 90 days of approval date of 6.xx.23 for personal guarantor bank statements. The loan file does contain two months of bank statements for the following personal bank account #XX (dated 2.xx.23 and 3XX.23). The Underwriter worksheet summary notes does indicate the use of the original statements provided in April were acceptable per the CRM.

*** (CURED) Missing Doc - EV R
																COMMENT: The policy requires Effective October 1, 2021 an income verification 4506-C form to be completed and executed by the personal and corporate Guarantor. The file is missing the executed 4506-C forms.
K3CYGWLWCSF	XX			XX		3	1	3	1	1	1	1	1			*** (CURED) Missing from file - EV R COMMENT: The loan file is missing a background check for XX
RICIPIM5YKD	XX			XX		1	1	1	1	1	1	1	1
LZIPC5JMGIJ	XX			XX		1	1	1	1	1	1	1	1
DDZEQXKBEGM	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing Entity Documents (Operating Agreement, By-Laws, LP Agreement, Filed Articles, Foreign Registration, EIN Letter)

*** (CURED) Tax Returns - EV R
																COMMENT: Missing 2 Years Filed Federal Personal and Corporate Tax Returns
V3BQYBJ2C2R	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Tax Returns - EV R
																COMMENT: The policy requires 2 year's Filed Federal Tax Returns, including all K-1s and statements. Additionally, the policy requires Effective October 1, 2021 an income verification 4506-C form to be completed and executed by the personal and corporate Guarantor. The file is missing the executed 4506-C forms and corporate returns.
4ZXG14VC4EJ	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Tax Returns - EV R
																COMMENT: The policy requires two years of tax returns. The file included the borrowers 2020 568 California Form for the business. The file is missing the full IRS tax returns for two years for the individual and business.
ZZEAB15WUJP	XX			XX		1	1	1	1	1	1	1	1
R1B1UHHRZ4J	XX			XX		1	1	1	1	1	1	1	1
Z45HKL3QZVT	XX			XX		1	1	1	1	1	1	1	1
PARN0YLFT3I	XX			XX		1	1	1	1	1	1	1	1
VV0ZBWEA2CQ	XX			XX		1	1	1	1	1	1	1	1
UMNHVJSPSIU	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
																COMMENT: The policy requires two months of bank statements dated within 90 days for personal and corporate statements. The file is missing corporate business statements.
GUWEAFDSQR0	XX	XX		XX		1	1	1	1	1	1	1	1
4GQK351LDYY	XX			XX		3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The borrowers photo ID expired 10.xx.2022.
FXPEWJRRVPY	XX	XX	2	2	2	1	1	2	1	1	*** (OPEN) Foreclosure History does not meet guidelines - EV 2
															COMMENT: The policy indicates a Sponsor or Borrower will deemed ineligible if a foreclosure or bankruptcy was filed within the past 5 years. The credit report confirms a mortgage account was in foreclosure 10/2020. The file included an approved exception. The file included a letter of explanation and title report which reflected the guarantor still owns the property and the bank did not foreclose on the property.
TEX3O2TUVLQ	XX			XX		3	1	3	1	1	1	1	1			*** (CURED) Valid ID - Missing - EV R COMMENT: The loan file is missing a copy of the Guarantors un-expired drivers license as required by the Lending Policy.
DA4VK5OFFSC	XX			XX		1	1	1	1	1	1	1	1
A5UDILTCPJP	XX	XX		XX		1	1	1	1	1	1	1	1
ZOYSKHNCKRY	XX			XX		1	1	1	1	1	1	1	1
4NED3ABKGUO	XX			XX		1	1	1	1	1	1	1	1
OOUAZ0WPR5I	XX	XX		XX		1	1	1	1	1	1	1	1
Q5BZXBKQSDP	XX			XX		1	1	1	1	1	1	1	1
SF2B0AK4NPB	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
																COMMENT: Missing Certificate of good standing dated 60 days prior to funding. Required for all loans > $2MM in all states except California. The sponsor is closing loans in Washington state.
SJHTYGSJEJU	XX			XX		1	1	1	1	1	1	1	1
O33ILYO0KB1	XX			XX		1	1	1	1	1	1	1	1
RREYL5N2MHB	XX			XX		2	2	2	1	1	2	1	1		*** (OPEN) Missing Documentation - EV 2 COMMENT: The policy requires a CLBP (Client-Level Business Plan). The file did not include the CLBP. The file included an approved waiver.
OZTMEYXA3J0	XX			XX		1	1	1	1	1	1	1	1
XWPEXNTY1DL	XX			XX		1	1	1	1	1	1	1	1
0QTEDJBK5B2	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
																COMMENT: The policy requires two months of bank statements dated within 90 days for personal and corporate statements. The most recent approval is dated 10.xx.2022, and two month of statements were provided for XX #XX and #XX, with statements dated 6.xx.22 and 7.xx.22. The loan file is missing another month of statements for August to be within guidelines.
GONT0XX2I0B	XX	XX		XX		1	1	1	1	1	1	1	1
NJL3DP34R2Z	XX			XX		1	1	1	1	1	1	1	1
5ZOT5HKXGVI	XX			XX		3	1	3	1	1	1	1	1
*** (OPEN) Tax Returns - EV 3
COMMENT:   The policy requires Effective October 1, 2021 an income verification 4506-C form to be completed and executed by the personal and corporate Guarantor.  The file is missing the executed 4506-C forms.

*** (OPEN) Valid ID - Missing - EV 3
COMMENT: The policy requires a copy of the Guarantor's current drivers license. The loan file is missing a copy of the driver's license.	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The policy requires a Personal Financial Statement, dated within 6 months. The file did not include the PFS.

*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The policy for Sponsor Renewals requires two months personal and business financial bank statements dated within 90 days of approval. The unsigned loan approval indicated financial statements dated 6/30/2022 were provided for review. The loan file is missing the personal and financial bank statements.

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis).  The file did not include the CLBP & Profitability Calculation.

*** (CURED) Lender Approval - EV R
																COMMENT: The Sponsor approval is not approved or dated by the underwriter.
4TSBNSZXF5G	XX	XX		XX		1	1	1	1	1	1	1	1
5ZPICD1DUSG	XX			XX		1	1	1	1	1	1	1	1
LTEMPTOXRB4	XX	XX		XX		1	1	1	1	1	1	1	1
DY0TKMA1M2X	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Asset do not meet guidelines - EV 2
															COMMENT: The policy requires two months of bank statements dated within 90 days for personal and corporate statements. The most recent approval is dated 12.19.2022, and two month of statements were provided; however, for XX accounts #XX, #XX, #XX dated (9.XX.2022), XX accounts #XX, #XX, #XX, #XX, #XX dated (8.XX.2022), and xx accounts #xx, #xx, #xx, #9921 xx (8.xx.2022) these statements are expired as of 11.XX.2022 and 12.XX.2022(90 day cutoff). The loan file is missing another month of statements for October to be within guidelines. Exception email noted on approval by the CRM.	*** (CURED) Missing Doc - EV R COMMENT: The policy requires a copy of Guarantor's current Driver's License if the license on file is expired. The guarantors license expired 4.xx.2023.
OJDI423BOO0	XX	XX	3	2	3	1	3	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The file included an approved exception (pg 176) due to the guarantor credit score of 657 (less than 680) and late payments.	*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis).  The file did not include the CLBP & Profitability Calculation.

*** (CURED) Fraud Report  - EV R
																COMMENT: The file is missing background reports for XX and XX.
WVSBG1RRWR3	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The file is missing the loan application and Customer Due Diligence Certificate

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the required most recent two years tax returns for XX.  There are no tax returns provided.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Background Check reflects it was pulled for XXbut the Sponsor Summary shows the Guarantor as XX.  There is a copy of an email stating XX has changed his last name from XX to XX.  The loan file is missing documentation to support XX legally changed his name from XX.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the Operating Agreement and Articles of Organization for XX

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The loan file is missing the ID forXX
O00YDN53SZF	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Valid ID - Missing - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. The loan file does not contain a copy of the current driver's license.
J222U0KNWAI	XX			XX		1	1	1	1	1	1	1	1
J2W5YBOECU1	XX			XX		1	1	1	1	1	1	1	1
IXNIJKMIWOI	XX			XX		1	1	1	1	1	1	1	1
0TMDTJILSVX	XX			XX		3	1	3	1	1	1	1	1			*** (CURED) Valid ID - Missing - EV R COMMENT: The loan file is missing the un-expired Driver's License for the Guarantor.
YNWMRDPFKPA	XX			XX		1	1	1	1	1	1	1	1
VG5O40BHL4R	XX			XX		1	1	1	1	1	1	1	1
B1SWHKR1YJH	XX			XX		1	1	1	1	1	1	1	1
3HUTAPO4EVE	XX			XX		1	1	1	1	1	1	1	1
HEZDQSPKMKS	XX			XX		1	1	1	1	1	1	1	1
HIVQ1C2P5SQ	XX			XX		1	1	1	1	1	1	1	1